Note 10 - Warrants - Warrant Continuity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Balance outstanding (in shares)	4,018,993	7,315,711	5,145,083
Balance outstanding, weighted average exercise price (in CAD per share)	$ 1.82	$ 1.86	$ 1.65
Warrants exercised during the year (in shares)	(266,290)	(3,415,266)	(1,623,675)
Warrants exercised during the year, weighted average exercise price (in CAD per share)	$ 1.53	$ 1.96	$ 1.46
Balance outstanding, weighted average exercise price (in CAD per share)	$ 1.51	$ 1.82	$ 1.86
Warrants expired during the year (in shares)	(788,161)
Warrants expired during the year, weighted average exercise price (in CAD per share)	$ 3.07
Warrants outstanding (in shares)	2,964,542	4,018,993	7,315,711
Warrants outstanding at March 31, 2022 (in CAD per share)	$ 1.51	$ 1.82	$ 1.86
Warrants issued in October 2019 financing [member]
Statement Line Items [Line Items]
Common share purchase warrants issued (in shares)			2,653,846
Common share purchase warrants issued, weighted average exercise price (in CAD per share)			$ 1.75
Broker warrants issued (in shares)			350,134
Broker warrants issued, weighted average exercise price (in CAD per share)			$ 1.30
Warrants issued in March 2020 financing [member]
Statement Line Items [Line Items]
Broker warrants issued (in shares)			790,323
Broker warrants issued, weighted average exercise price (in CAD per share)			$ 3.10
Warrants issued in overallotment [member]
Statement Line Items [Line Items]
Broker warrants issued (in shares)		118,548
Broker warrants issued, weighted average exercise price (in CAD per share)		$ 3.10